RETAINED PROFITS	12 Months Ended
Dec. 31, 2017
Disclosure of Retained Profits [Abstract]
Disclosure of Retained Profits [Text Block]

NOTE 42: RETAINED PROFITS

	2017 £m	2016 £m	2015 £m
At 1 January	3,250	4,416	5,692
Profit for the year	3,807	2,063	860
Dividends paid[1]	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments (net of tax)	(313)	(321)	(314)
Post-retirement defined benefit scheme remeasurements	482	(1,028)	(215)
Gains and losses attributable to own credit risk (net of tax)[2]	(40)	–	–
Movement in treasury shares	(411)	(175)	(816)
Value of employee services:
Share option schemes	82	141	107
Other employee award schemes	332	168	172
At 31 December	4,905	3,250	4,416

1	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

2	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million (net of tax) had been recognised directly in retained profits.

Retained profits are stated after deducting £611 million (2016: £495 million; 2015: £740 million) representing 861 million (2016: 730 million; 2015: 943 million) treasury shares held.

The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. Details of such restrictions and the methods adopted by the Group to manage the capital of its subsidiaries are provided under Capital risk.